Investments in Unconsolidated Real Estate (FY) (Details) - Lector85 - Corporate Joint Venture - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 15, 2019	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019
Real Estate [Line Items]
Preferred return	13.00%
Investment, redemption, special preferred return	$ 200,000
Investment income, interest				$ 272,805
Milhaus, LLC
Real Estate [Line Items]
Construction loan				34,000,000
Real estate investments, equity				9,300,000
Preferred Equity Investment
Real Estate [Line Items]
Investment, face amount, issued		$ 5,210,937	$ 5,210,937	$ 4,689,000
Investment, face amount	$ 9,900,000	9,900,000	9,900,000
Investment income, interest		$ 328,900	$ 894,321